Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and deposits

	December 31, 2018	December 31, 2017
Prepaid insurance and deposits	$1,149	$844
Prepaid interest payments	826	85
Current portion of prepaid lease payments	1,761	969
	$3,736	$1,898